SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
23.	SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "Plan") in July 2009 which was subsequently amended and restated. The Plan provides for the issuance of options of the Company's ordinary shares in the amount of up to 7,325,122. The options have a contractual life of seven years with the exception of certain options granted to an employee that can be exercised until October 1, 2013. From August 28, 2009 to September 15, 2009, options were granted to certain of the Company's administrative and management personnel to purchase in total 3,024,750 shares of the Company's ordinary shares at an exercise price of US$3.13 per share. On April 6, 2010, the exercise price of these share options was adjusted from US$3.13 per share to US$2.08 per share ("repricing"). The impact of this amendment of RMB5,132,052 was recognized during the year ended December 31, 2010 as a result of the IPO condition described below. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For one employee, the share options will vest in a series of 36 successive equal monthly installments, on the last day of each month, commencing from October 1, 2008, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On September 28, 2011, the Company amended and restated the Plan to increase the maximum number of shares that may be issued under the Plan to 9,325,122.

On January 25, 2010, the Company granted to certain officers and employees options to purchase 726,250 ordinary shares of the Company at an exercise price of 85% of the initial public offering price per share. These options will vest in five successive equal annual installments on the last day of each year from January 25, 2010, provided that the personnel's service with the Company has not been terminated prior to each such vesting date. These share options were considered as not effectively granted until their exercise price was determined at US$2.08 on April 12, 2010.

From April 12, 2010 to April 26, 2010, the Company granted additional options to purchase 785,480 ordinary shares at an exercise price of US$2.08 per share to certain administrative and management personnel. The share options will generally vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

No portion of any of the above granted share options, even vested, may be exercised prior to and within the 180-day period following an effective initial public offering as defined in the Plan. Given the exercise restriction, the recognition of share-based compensation expense was delayed. Such expense of RMB14,651,329 accumulated from grant date was recognized at the time of the Company's initial public offering on May 14, 2010.

On March 11, 2011, the Company granted to certain officers and employees options to purchase 300,000 ordinary shares of the Company at an exercise price of US$5.65 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On May 3, 2011, the Company granted to one officer options to purchase 100,000 ordinary shares of the Company at an exercise price of US$6.50 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2011, the Company granted to certain officers and employees options to purchase 4,180,000 and 32,000 ordinary shares of the Company at an exercise price of US$1.42 per share, with which the share options will vest in 5 and 1 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On November 3, 2011, the Company granted to one officer options to purchase 1,120,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 24 successive equal monthly installments on the last day of each month from October 1, 2011, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On December 21, 2012, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$1.42 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from December 21, 2011 and February 1, 2012, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

A summary of activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic value
		(US$/share)	(in years)	(Rmb)
Balance as of January 1, 2012	8,540,384	1.80
Granted	160,000	1.42
Exercise	(18,000)	1.42
Forfeited	(621,330)	1.51
Balance as of December 31, 2012	8,061,054	1.81	4.7	3,936,172
Vested and expected to vest as of December 31, 2012	7,114,422	1.82	4.5	3,344,962
Vested and exercisable as of December 31, 2012	3,379,206	1.87	3.8	1,145,040

The aggregate intrinsic value is calculated as the difference between the market value of ordinary, US$1.55 per share as of December 31, 2012 and the exercise prices of the options.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 were RMB2,938,203, nil and RMB14,454, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was RMB16.85, RMB6.91 and RMB5.6 per share, respectively. The total fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was RMB9,363,356, RMB9,558,119 and RMB14,784,850.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-Average Fair Value in Grant Date
		(RMB/share)
Non-vested at January 1, 2012	6,988,848	7.59
Granted	160,000	5.60
Vested	(1,877,440)	8.29
Forfeited	(589,560)	5.00
Non-vested at December 31, 2012	4,681,848	7.56

Expected to vest as of December 31, 2012	3,735,216	7.64

The total fair value of shares vested for the years ended December 31, 2010, 2011 and 2012 were RMB23,534,284, RMB17,489,306 and RMB8,928,354, respectively.

The share-based compensation expense for the year ended December 31, 2012 was recorded in the respective items:

Costs of revenues	947,428
Selling expenses	2,128,245
General and administrative expenses	14,267,437
Total	17,343,110

As of December 31, 2012, the Company had unrecognized share-based compensation expense RMB14,995,972 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 3.40 years. For the year ended December 31, 2012, total cash received from the exercise of share options is nil.

The fair value of option grant during the year ended December 31, 2012 is estimated on the date of grant using Black-Scholes model with the following assumptions for options granted to employees:

Risk-free interest rate	0.78%
Expected term	4.8
Expected dividend yield	0%
Expected volatility	80%
Fair value per option at grant date (RMB)	5.60

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.